OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES Current and non-current balances (Details) $ in Thousands, $ in Millions, in Millions	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Sep. 26, 2013 USD ($)
Current and non-current balances
Current bonds issued and current portion of non-current bonds issued		$ 20,547,117	$ 27,112,986
Non-current portion of non-current bonds issued		$ 651,459,940	690,150,930
CMF Registration N640 CMF 08.23.2010 Series A
Current and non-current balances
Borrowings, interest rate	3.00%	3.00%
Current bonds issued and current portion of non-current bonds issued			6,660,552
CMF Registration N254 CMF 06.13.2001 Series B
Current and non-current balances
Notional amount	3.7	$ 2,333,646
Borrowings, interest rate	6.50%	6.50%
Current bonds issued and current portion of non-current bonds issued		$ 6,071,687	5,656,992
Non-current portion of non-current bonds issued		56,795,423	61,486,857
CMF Registration N641 08.23.2010 Series C
Current and non-current balances
Notional amount	1.5	$ 1,500,000
Borrowings, interest rate	4.00%	4.00%
Current bonds issued and current portion of non-current bonds issued		$ 597,049	587,020
Non-current portion of non-current bonds issued		40,197,210	39,521,970
CMF Registration N759 08.20.2013 Series C
Current and non-current balances
Notional amount	1.0	$ 750,000
Borrowings, interest rate	3.50%	3.50%
Current bonds issued and current portion of non-current bonds issued		$ 6,959,157	6,929,828
Non-current portion of non-current bonds issued		13,399,069	19,760,985
CMF Registration N760 08.20.2013 Series D
Current and non-current balances
Notional amount	4.0	$ 4,000,000
Borrowings, interest rate	3.80%	3.80%
Current bonds issued and current portion of non-current bonds issued		$ 1,502,299	1,487,844
Non-current portion of non-current bonds issued		107,192,560	105,391,920
CMF Registration N760 04.02.2014 Series E
Current and non-current balances
Notional amount	3.0	$ 3,000,000
Borrowings, interest rate	3.75%	3.75%
Current bonds issued and current portion of non-current bonds issued		$ 998,409	978,933
Non-current portion of non-current bonds issued		80,394,428	79,043,948
Bonds USA
Current and non-current balances
Notional amount		$ 575,000,000		$ 575
Borrowings, interest rate	5.00%	5.00%		5.00%
Current bonds issued and current portion of non-current bonds issued		$ 4,418,516	4,811,817
Non-current portion of non-current bonds issued		353,481,250	384,945,250
Bonds payable (current)
Current and non-current balances
Notional amount		20,547,117	27,112,986
Current interest payable		$ 8,105,642	$ 8,646,270